Net Loss Per Share (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Net Loss Per Share
Schedule of computation of basic and diluted net earnings (loss) per share

	Three months ended		Nine months ended
	September 30,		September 30,
	2022	2021	2022	2021
Basic loss per share
Net loss	$(4,289,610)	$(2,329,706)	$(12,430,912)	$(4,044,140)
Weighted-average common shares outstanding	12,977,234	11,526,514	12,977,234	6,932,982
Net loss per share	$(0.33)	$(0.20)	$(0.96)	$(0.58)

Diluted loss per share
Net loss	$(4,289,610)	$(2,329,706)	$(12,430,912)	$(4,044,140)
Weighted-average common shares outstanding	14,651,841	12,611,893	14,651,841	7,844,750
Net loss per share	$(0.29)	$(0.18)	$(0.85)	$(0.52)

	Years Ended
	December 31,
	2021	2020
Basic and diluted net loss per share
Numerator
Net loss	$(6,843,399)	$(2,343,893)
Denominator
Weighted-average common shares outstanding	8,425,880	4,636,216
Net loss per share	$(0.81)	$(0.51)